Cover	6 Months Ended
Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Post-Effective Amendment No 1
Entity Registrant Name	CREATIONS, INC.
Entity Central Index Key	0001795938
Entity Tax Identification Number	84-2054332
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Sichenzia Ross Ference LLP
Entity Address, Address Line Two	1185 Avenue of the Americas, 31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	930-9700
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Sichenzia Ross Ference LLP
Entity Address, Address Line Two	1185 Avenue of the Americas, 31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
Contact Personnel Name	Arthur S. Marcus, Esq